ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Loss
The components of our accumulated other comprehensive loss are as follows (in thousands):

	December 31,
	2011	2010
Foreign currency translation loss	$(58,231)	$(51,334)
Accumulated other comprehensive loss	$(58,231)	$(51,334)

Summary of Conversion Ratios Used to Translate the Financial Statements and Cumulative Currency Translation Gains and Losses, Net of Tax, for Each Currency
The table below summarizes the conversion ratios used to translate the financial statements and the cumulative currency translation gains and losses, net of tax, for each currency:

	Mexican Peso	Canadian Dollar	Euro	Russian Rouble	Total

As of December 31, 2011:
Conversion ratio	13.97 : 1	1.02 : 1	0.77 : 1	32.08 : 1	n/a
Cumulative translation adjustment	$(1,815)	$(752)	n/a	$(3,403)	$(5,970)
As of December 31, 2010:
Conversion ratio	12.39 : 1	1.00 : 1	0.75 : 1	30.54 : 1	n/a
Cumulative translation adjustment	$56	$(944)	n/a	$72	$(816)